Victory Portfolios

Victory Diversified Stock Fund

Victory Fund for Income

Victory Investment Grade Convertible Fund

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory THB US Small Opportunities Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented ("SAI")

Effective at the close of business on December 31, 2023, Dennis M. Bushe retired from the Board of Trustees of Victory Portfolios (the "Board"). All references to Mr. Bushe listed in the SAI are deleted. Effective as of January 1, 2024, Timothy Pettee, an Advisory Trustee prior to January 1, 2024, was appointed as a new Independent Trustee, serves as chair of the Board's Investment Committee replacing Mr. Bushe, and serves on the Board's Agenda and Board Governance and Nominating Committees. The SAI is updated to reflect the change to Mr. Pettee's position held with the Trust and his positions on the Board's Committees.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory Total Return Bond Fund

Victory Integrity Discovery Fund

Victory Integrity Mid-Cap Value Fund

Victory Integrity Small/Mid-Cap Value Fund

Victory Integrity Small-Cap Value Fund

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Multi-Cap Fund

Victory S&P 500 Index Fund

Victory Trivalent International Fund – Core Equity

Victory Trivalent International Small-Cap Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented ("SAI")

Effective at the close of business on December 31, 2023, Dennis M. Bushe retired from the Board of Trustees of Victory Portfolios (the "Board"). All references to Mr. Bushe listed in the SAI are deleted. Effective as of January 1, 2024, Timothy Pettee, an Advisory Trustee prior to January 1, 2024, was appointed as a new Independent Trustee, serves as chair of the Board's Investment Committee replacing Mr. Bushe, and serves on the Board's Agenda and Board Governance and Nominating Committees. The SAI is updated to reflect the change to Mr. Pettee's position held with the Trust and his positions on the Board's Committees.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios
Victory Global Energy Transition Fund	Victory RS Small Cap Growth Fund
Victory RS Investors Fund	Victory RS Global Fund
Victory RS Large Cap Alpha Fund	Victory RS International Fund
Victory RS Partners Fund	Victory Sophus Emerging Markets Fund
Victory RS Value Fund	Victory Low Duration Bond Fund
Victory RS Growth Fund	Victory Floating Rate Fund
Victory RS Mid Cap Growth Fund	Victory High Income Municipal Bond Fund
Victory RS Science and Technology Fund	Victory High Yield Fund
Victory RS Select Growth Fund	Victory Tax-Exempt Fund
Victory RS Small Cap Equity Fund

Supplement dated January 3, 2024,

to the Statement of Additional Information dated May 1, 2023, as supplemented ("SAI")

Effective at the close of business on December 31, 2023, Dennis M. Bushe retired from the Board of Trustees of Victory Portfolios (the "Board"). All references to Mr. Bushe listed in the SAI are deleted. Effective as of January 1, 2024, Timothy Pettee, an Advisory Trustee prior to January 1, 2024, was appointed as a new Independent Trustee, serves as chair of the Board's Investment Committee replacing Mr. Bushe, and serves on the Board's Agenda and Board Governance and Nominating Committees. The SAI is updated to reflect the change to Mr. Pettee's position held with the Trust and his positions on the Board's Committees.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.